Property, Plant, and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, Net [Abstract]
Schedule of Property, Plant, and Equipment, Net

Property, plant, and equipment, net consist of the following:

	June 30, 2026	December 31, 2025
At Cost:
Land	$69,366	$72,324
Real property and building	8,263,902	8,616,300
Machinery and equipment	4,691,764	4,891,835
Vehicle	53,859	56,155
Construction in progress	756,398	28,892
Subtotal	13,835,289	13,665,506
Less: Accumulated depreciation	(3,667,465)	(3,380,937)
Total, net	$10,167,824	$10,284,569

Schedule of Depreciation Expenses

Depreciation expenses for the six months ended June 30, 2026 and 2025 were $434,996 and 456,709, respectively as follows:

	Six Months Ended June 30,
	2026	2025
Depreciation expenses-Selling, general and admin	$98,533	$159,492
Depreciation-Manufacturing costs (1)	336,463	297,217
Total	$434,996	$456,709

(1)	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.